Plant and equipment	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

6.	Plant and equipment

	Plant equipment $	Storage containers $	Vehicles $	Leasehold improvements $	Total $
Cost
At October 31, 2020	4,434,874	67,619	157,604	1,577,201	6,237,298
Additions	11,757,027	—	62,017	1,832,204	13,651,248
Disposals	—	—	(40,323)	—	(40,323)

At July 31 , 2021	16,191,901	67,619	179,298	3,409,405	19,848,223

Accumulated depreciation
At October 31, 2020	(474,658)	(7,410)	(24,827)	(127,823)	(634,718)
Depreciation expensed	(290,685)	(1,927)	(9,421)	(118,140)	(420,173)
Depreciation capitalized into Inventory	(477,727)	(3,127)	(15,880)	(192,944)	(689,678)
Disposals	—	—	10,058	—	10,058

At July 31 , 2021	(1,243,070)	(12,464)	(40,070)	(438,907)	(1,734,511)

Carrying amounts
At October 31, 2020	3,960,216	60,209	132,777	1,449,378	5,602,580
At July 31 , 2021	14,948,831	55,155	139,228	2,970,498	18,113,712

At July 31, 2021,
$10,254,820

of the plant equipment was under construction (October 31,
2020: $
1,919,465).
The depreciation expense displayed on the statement of loss and comprehensive loss is the net depreciation expensed, excluding the depreciation capitalized into inventory in the table above.

6.	Plant and equipment

	Plant equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$
Cost
At October 31, 2018	239,248	—	—	—	239,248
Additions	796,783	53,114	89,868	58,304	998,069
Foreign Exchange on Translation	7,200	496	839	544	9,079

At October 31, 2019	1,043,231	53,610	90,707	58,848	1,246,396
Additions	3,519,013	13,914	68,243	1,506,493	5,107,663
Disposals	(150,690)	—	—	—	(150,690)
Foreign Exchange on Translation	23,320	95	(1,346)	11,860	33,929

At October 31, 2020	4,434,874	67,619	157,604	1,577,201	6,237,298

Accumulated depreciation
At October 31, 2018	—	—	—	—	—
Depreciation	(169,112)	(1,384)	(2,167)	(11,225)	(183,888)
Foreign Exchange on Translation	(1,579)	(13)	(20)	(104)	(1,716)

At October 31, 2019	(170,691)	(1,397)	(2,187)	(11,329)	(185,604)
Depreciation	(350,173)	(5,977)	(22,408)	(115,958)	(494,516)
Disposals	43,744	—	—	—	43,744
Foreign Exchange on Translation	2,461	(36)	(232)	(536)	1,658

At October 31, 2020	(474,659)	(7,410)	(24,827)	(127,823)	(634,718)

Carrying amounts
At October 31, 2018	239,248	—	—	—	239,248
At October 31, 2019	872,540	52,213	88,520	47,519	1,060,792
At October 31, 2020	3,960,215	60,209	132,777	1,449,378	5,602,580

At October 31, 2020, $1,919,465 of the plant equipment was under construction (2019: $nil; 2018: $nil).